Retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement benefit plans
Obligations included in the balance sheet

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Present value of funded defined benefit obligation	€3,690	€2,724	€2,175
Plan assets	(3,358)	(2,555)	(1,789)
Deficit/ surplus	332	169	387
Present value of unfunded defined benefit obligation	3,432	3,412	3,133
Liability included in the balance sheet	€3,764	€3,582	€3,520

Disclosure of present value of gross obligation

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€6,136	€5,308	€3,757
Current service cost	1,156	863	649
Actual taxes on contributions paid	(99)	(87)	(48)
Interest cost	89	87	82
Benefits paid	(193)	(157)	(119)
Actuarial gains (-) or losses due to experience adjustments	483	(100)	500
Actuarial gains (-) or losses due to experience adjustments related to new financial assumptions	(420)	222	432
Actuarial gains (-) or losses due to experience adjustments related to new demographic assumptions	(30)	—	56
Closing balance	€7,122	€6,136	€5,308

Fair value of plan assets

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€(2,555)	€(1,788)	€(1,064)
Interest income on plan assets	(50)	(41)	(32)
Actual administration costs	4	3	2
Contributions from employer	(849)	(748)	(411)
Actual taxes on contributions paid	99	87	48
Plan assets gain during the period	(7)	(68)	(332)
Closing balance	€(3,358)	€(2,555)	€(1,788)

Disclosure of amounts recognized in profit or loss

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Current service cost	€1,156	€863	€649
Interest cost	89	87	82
Interest income	(50)	(41)	(32)
Administration expenses	4	3	2
Revaluations of net liability / net asset	(69)	14	73
Total expense	€1,130	€926	€773

Obligation reconciled in the balance sheet

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€3,582	€3,520	€2,693
Real employer contributions	(849)	(748)	(411)
Total expense recognized in the statement of operations	1,130	926	773
Re-measurement on the net defined benefit liability	94	40	583
Benefits paid	(193)	(157)	(119)
Closing balance	€3,764	€3,582	€3,520

Disclosure of main actuarial assumptions

	December 31,
	2018	2017	2016
	%
Weighted average discount rate	1.76%	1.48%	1.60%
Expected salary increase	2.50%	2.50%	2.50%
Inflation rate	1.90%	1.86%	1.75%

Breakdown of defined benefit obligation

Breakdown of defined benefit obligation by type of plan participants:

	December 31,
	2018	2017	2016
	(number of participants)
Active plan participants	402	324	267

Breakdown of defined benefit obligation by type of benefits:

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Retirement and death benefits	€5,800	€4,770	€3,983
Other post-employment benefits	1,322	1,366	1,325

Major categories of plan assets

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Equity	€134	€153	€89
Debt	3,123	2,402	1,698
Cash	101	—	—

Sensitivity analysis on discount rate: effect on obligation

Sensitivity analysis on weighted average discount rate: effect on gross obligation:

		December 31,
		2018
		Obligation (Euro, in thousands)
Discount rate	1.26%	€7,635
Discount rate	1.51%	7,371
Discount rate	1.76%	7,122
Discount rate	2.01%	6,886
Discount rate	2.26%	€6,661

		December 31,
		2017
		Obligation (Euro, in thousands)
Discount rate	0.98%	€6,663
Discount rate	1.23%	6,393
Discount rate	1.48%	6,136
Discount rate	1.73%	5,895
Discount rate	1.98%	€5,666

		December 31,
		2016
		Obligation (Euro, in thousands)
Discount rate	1.10%	€3,792
Discount rate	1.35%	3,661
Discount rate	1.60%	3,520
Discount rate	1.85%	3,419
Discount rate	2.10%	€3,312